Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Free shares (“AGA”) plan (Details) € / shares in Units, € in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2021 EUR (€) multiple shares year € / shares	Jun. 30, 2021 € / shares
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Performance criteria		Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi is equal to the maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%•If TRi <=0% no shares granted are acquired •If Tri>100% all the shares granted are acquired •If 0%<TRi<100% shares granted are acquired following the TRi percentage
AGA 2020
Disclosure Of Detailed Information Of Operating Income Loss [Line Items]
Number of options granted (in shares) | shares	50,831
Price of the underlying share (in euro per share)	€ 4.37	€ 4.37
Expected dividends	0.00%
Volatility	44.79%
Repo margin	5.00%
Expected term | year	5
Weighted average share price, share options granted (in euro per share)	€ 4.78
Performance multiple ("PM") | multiple	2
Fair value of the plan (in thousands of euros) | €	€ 121